Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 100,203,611	$ 100,339,379
Liabilities:
Warrant liability	4,100,000	7,250,000
Level 3 [Member]
Liabilities:
Warrant liability	$ 3,320,000	$ 5,880,000